Condensed consolidated balance sheets (Parenthetical) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Allowance for credit loss	€ 404	€ 348
Class A common stock
Class common stock, par value (Euro per share)	€ 0.06	€ 0.06
Class common stock, shared authorized (in shares)	700,000,000	700,000,000
Class common stock, shares issued (in shares)	69,259,299	55,967,976
Common stock, shares outstanding (in shares)	69,259,299	55,967,976
Class B common stock
Class common stock, par value (Euro per share)	€ 0.60	€ 0.60
Class common stock, shared authorized (in shares)	320,000,000	320,000,000
Class common stock, shares issued (in shares)	288,562,967	298,187,967
Common stock, shares outstanding (in shares)	288,562,967	298,187,967